10182 Telesis Court, Suite 100 | San Diego, CA | 92121 Tel 858.964.3801 | Toll Free 888.543.7223 | Fax 858.964.6220

March 16, 2012

Matthew Crispino

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street NE

Washington, D.C. 20549

Re:	The Active Network
Registration Statement on Form S-1
Filed January 20, 2012
File No. 333-179115

Dear Mr. Crispino:

This letter responds to the letter of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), dated February 10, 2012, to David Alberga, Chief Executive Officer of The Active Network, Inc. (“Active” or the “Company”) regarding the Form S-1, File No. 333-179115 (the “Registration Statement”), filed by the Company on January 20, 2012.

This letter sets forth the comment of the Staff in the comment letter (numbered in accordance with the comment letter) and, following the comment, sets forth Active’s response. We are enclosing a copy of Amendment No. 1 to the Registration Statement, together with a copy that is marked to show the changes from the initial filing.

General

1.	Please update your filing to include audited financial statements and related disclosures for the fiscal year ended December 31, 2011. Refer to Item 3-12(b) of Regulation S-X.

Response: Pursuant to the Staff’s comment, we have incorporated by reference our financial statements and related disclosures for the fiscal year ended December 31, 2011 because we have (1) filed an annual report for the most recent fiscal year; (2) are current in our reporting obligations under the Securities Exchange Act of 1934, as amended (the “Exchange Act”); and (3) make the incorporated documents available on our website.

2.	We note that you are registering 150,000 shares of your common stock that have not yet been issued but will be issued if your common stock does not close at or above $15.00 per share on the NYSE for at least three consecutive days at any time during the sixty day period following effectiveness of the registration statement. Please provide us with an analysis as to the appropriateness of registering the resale of these securities prior to their issuance.

Response: The Company believes it is appropriate to register the 150,000 shares of Common Stock for resale prior to their issuance because the contingent nature of the shares is substantially the same as earnout shares which the Staff has confirmed are eligible for resale on Form S-3. In its Compliance and Disclosure Interpretations

www.ActiveNetwork.com

10182 Telesis Court, Suite 100 | San Diego, CA | 92121 Tel 858.964.3801 | Toll Free 888.543.7223 | Fax 858.964.6220

(“C&Dis”) for the Securities Act Forms, the Staff addressed whether shares that are issuable in a merger transaction, but are not yet outstanding, can be registered on Form S-3 pursuant to General Instruction I.B.3. Specifically, Question 116.05 provides:

“Question: In reliance on Securities Act Section 4(2), a merger transaction will not be registered. May resales of earnout shares to be issued in connection with the merger be registered on Form S-3 pursuant to General Instruction I.B.3 after the consummation of the merger, even though the shares have not been earned and are not outstanding at the time the registration statement is filed?

Answer: Yes. [Feb. 27, 2009]”

The 150,000 shares of the Company’s Common Stock issuable under the terms of its merger agreement qualify as “earnout” shares in accordance with C&DI Question 116.05 because the Company is contractually obligated under the terms of its merger agreement to issue the shares upon the occurrence of future events (i.e. stock price). As a result, the Company respectfully submits that the 150,000 shares of Common Stock would be eligible for registration on a Form S-3.

Moreover, this interpretation is consistent with the Staff’s position in C&DI Question 216.09. The 150,000 shares of Common Stock issuable by the Company to the selling stockholders depending upon the price of the Company’s Common Stock following effectiveness of the Registration Statement are fully paid under the terms of the merger agreement, without any requirement for the selling stockholders to provide the Company with any additional consideration or perform any additional acts.

We note the Staff has not issued a C&DI as to whether earnout shares are eligible for registration on a Form S-1. However, the Company respectfully submits there is no meaningful distinction between a Form S-1 and a Form S-3 for purposes of registering earn-out shares. The Company is not S-3 eligible because it has not been subject to the requirements of Section 12 or 15(d) of the Exchange Act for a period of at least twelve calendar months immediately preceding the filing of the Registration Statement. The length of time in which the Company has been subject to the reporting requirements is not relevant for purposes of the registration of earnout shares.

Moreover, Instruction I to Form S-1 states that the Form S-1 “shall be used for the registration under the Securities Act of 1933 (“Securities Act”) of securities of all registrants for which no other form is authorized or prescribed…” Since no other form is available to the Company to register the 150,000 earnout shares prior to their issuance, the Company respectfully submits that it is appropriate to register the resale of these securities on Form S-1.

www.ActiveNetwork.com

10182 Telesis Court, Suite 100 | San Diego, CA | 92121 Tel 858.964.3801 | Toll Free 888.543.7223 | Fax 858.964.6220

Undertakings, Page II-4

3.	Please provide the undertaking required by Item 512(a)(5) of Regulation S-K.

Response: Pursuant to the Staff’s comment, we have provided the undertaking required by Item 512(a)(5) of Regulation S-K.

* * *

The Company hereby acknowledges that: (i) should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing; (ii) the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and (iii) the Company may not assert the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you require any additional information on these issues, or if we can provide you with any other information that will facilitate your continued review of this filing, please advise us at your earliest convenience. You may reach me at 858.605.4639.

Very truly yours,

THE ACTIVE NETWORK, INC.

/s/ David Eisler

David Eisler

VP, Senior Securities

and Corporate Counsel

www.ActiveNetwork.com